Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$ 19,031	$ (2,008)	$ 25,373
Statutory tax rate in Israel	23.00%	24.00%	25.00%
Theoretical taxes on income (tax benefit)	$ 4,377	$ (482)	$ 6,343
Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	315	(67)	(382)
Effect of "Approved, Beneficiary, Preferred or Preferred Technological Enterprise" status	(1,233)	(252)	(1,338)
Effect of the TCJA		(3,795)
Utilization of carry forward tax losses for which valuation allowance was provided	(582)	(153)
Non-deductible expenses	1,276	892	584
Losses and temporary differences for which valuation allowance was provided	(485)	1,050	377
Increase in uncertain tax positions	1,653	240	395
Others	(290)	3	(207)
Taxes on income (tax benefit), as reported in the statements of income	$ 5,031	$ (2,564)	$ 5,772